Federated MDT Balanced Fund
(A Portfolio of Federated MDT Series)

Class A Shares
Class C Shares
Class K Shares
Institutional Shares


Supplement to current Statement of Additional Information (SAI), dated December 11, 2006

   1. Under the section entitled "SECURITIES IN WHICH THE FUND INVESTS", please insert the following immediately after "Z CLASSES AND RESIDUAL CLASSES":


       NON-GOVERNMENTAL MORTGAGE BACKED SECURITIES
       Non-governmental mortgage backed securities (including non-governmental
       CMOs) are issued by private entities, rather than by U.S. government agencies. The non-governmental mortgage backed securities in which the Fund invests will be treated as mortgage related asset-backed securities. In addition to the other risks of mortgage backed securities described earlier, these securities also involve credit risks and liquidity risks.

   2. Under the section entitled "SECURITIES IN WHICH THE FUND INVESTS", please insert the following immediately before "CAPS AND FLOORS":

       VOLATILITY SWAPS
       A volatility swap is an agreement between two parties to make payments based on changes in the volatility of a Reference Instrument over a stated period of time. Specifically, one party will be required to make a payment to the other party if the volatility of a Reference Instrument increases over an agreed upon period of time, but will be entitled to receive a payment from the other party if the volatility decreases over that time period. A volatility swap that requires a single payment on a stated future date will be treated as a forward contract. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as "variance"). This type of a volatility swap is frequently referred to as a variance swap.




                                                            August 15, 2007



   Federated Securities Corp., Distributor

   Cusip 31421R841
   Cusip 31421R833
   Cusip 31421R825
   Cusip 31421R692

   37239 (8/07)





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